                       ANNUAL REPORT APRIL 30, 2001







         -----------------------------------------------------------------------
         JPMORGAN FUNDS






         California Bond Fund










                                                          [LOGO]JPMORGAN FLEMING
                                                                Asset Management

CONTENTS

Letter to the Shareholders .........................1

J.P. Morgan California Bond Fund

Fund Commentary ....................................2

Portfolio of Investments ...........................4

Financial Statements ...............................8

Notes to Financial Statements .....................12

HIGHLIGHTS

- During the reporting period, the U.S. economy was noticeably weaker.

- Faced by multiple recession risks and the threat of inflation, the Federal Reserve Board eased its monetary policy.

- As a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.




              -----------------------------------------------------
               NOT FDIC INSURED May lose value / No bank guarantee
              -----------------------------------------------------
     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND


LETTER TO THE SHAREHOLDERS
                                                                    June 4, 2001

Dear Shareholder:

We are pleased to present this annual report for the J.P. Morgan California Bond Fund for the year ended April 30, 2001. Inside you'll find in-depth information on the Fund along with an update from the portfolio management team.

WEAKER U.S. ECONOMY, FIXED INCOME RALLY

During the reporting period, the U.S. economy was noticeably weaker. Job claims slowed while claims for unemployment benefits rose. Retail sales dropped as consumer confidence softened. Manufacturing output declined. Investors who had favored equities over fixed income securities during the long bull market in stocks began to feel the pinch of the ongoing stock market correction in the fall. In response to these factors and the prospect that the Federal Reserve Board might cut interest rates, the U.S. bond market rallied toward the end of 2000.

Faced with multiple recession risks and the threat of inflation, the Fed moved to an easing bias on its monetary policy in December, only six weeks after reaffirming its bias toward higher interest rates. Then it shocked the market by lowering the Federal funds rate half a percentage point in early January and another half a percent later the same month. In April, the Fed cut rates again. By the end of the reporting period, interest rates were 2% lower than they were at the beginning of 2001. In response, U.S. Treasuries staged an impressive rally and the yield curve steepened considerably.

A QUICK RECOVERY IS UNLIKELY

With continued weakness in U.S. economic data, our fixed income team believes that a quick economic recovery is not very likely. They expect the Federal Reserve to continue cutting short-term interest rates in an attempt to revive economic growth. Furthermore, as the economy slows down, corporate earnings will increase albeit at a slower rate than previously anticipated. However, as a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.

Some of the uncertainty in the financial markets began to resolve itself during the period. The presidential election was decided. Mortgage rates are the lowest they have been in nearly two years. It seems likely that the new Administration will successfully get a tax cut through Congress. In the coming months, the inventory cycle slowing should resolve itself. These elements should help stabilize the economy and lead to a modest recovery later this year.

In light of the difficult and changing market conditions, your portfolio managers did an excellent job, maintaining good perfomance and competitive current yields. The portfolio management team and all of us at JPMorgan thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ George Gatch


George Gatch
Managing Director

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND
                        AS OF APRIL 30, 2001 (UNAUDITED)



HOW THE FUND PERFORMED
J.P. Morgan California Bond Fund, which seeks to provide high after-tax total return for California residents consistent with moderate risk of capital, had a total return of 7.97% (Institutional Shares) for the year ended April 30, 2001. This compares to the 8.06% return from the Lehman 1-17 Year California Muni Bond Index.

HOW THE FUND WAS MANAGED
Changing expectations about the Federal Reserve Board's monetary policy was the primary driver of fixed income market activity during the reporting period. With the U.S. economy weakening, the management team believed that the Fed would ease interest rates. Consequently, as the period began, they had already taken a long duration position in relation to the benchmark index. As a result, the Fund was well-structured to take advantage of the move to lower interest rates when the Fed shifted to an easing bias in December 2000 and then cut the federal funds rate by 2% in the first four months of 2001.

Performance was also enhanced by a strong demand for tax-exempt securities. The significant amount of wealth created by the strong U.S. economy of the 1990s was making its way into securities, such as municipals, that offered tax-exempt interest. Moreover, the oversupply that many expected failed to materialize. A limited number of bonds and the increased demand combined to drive up municipal prices.

One area of concern for the management team was the health of the California economy. The state's two primary power producers encountered financial difficulties in the wake of deregulation. This situation has created a weaker environment for California municipals and detracted from performance.

LOOKING AHEAD
The management team expects the Federal Reserve Board to continue cutting short-term interest rates in an attempt to jumpstart economic growth. Consequently, they plan to maintain the Fund's long duration position. As always, they will focus on the credit quality of their security selection, purchasing only the strongest issues that will be best able to weather the economic difficulties caused the California's power crisis.

                                          J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                          AS OF APRIL 30, 2001 (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURNS

                                                                SINCE
                                                              INCEPTION
                                                   1 YEAR     (12/23/96)
----------------------------------------------------------------------------
 INSTITUTIONAL SHARES                               7.97%        5.27%
----------------------------------------------------------------------------
 SELECT SHARES                                      7.77%        5.14%
----------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (12/23/96 TO 04/30/01)

[CHART]

           J.P. Morgan California Bond Fund     Lehman 1-16  Year      Lehman 1-17  Year              Lipper California Intermediate
            (Institutional Shares)              Muni Bond Index        California Muni Bond Index     Muni Debt Funds Avg.
   12/96                            $10,000               $10,000                         $10,000                            $10,000
    1/97                             $9,980               $10,039                         $10,036                            $10,019
    2/97                            $10,065               $10,121                         $10,115                            $10,086
    3/97                             $9,966               $10,007                          $9,999                             $9,987
    4/97                            $10,025               $10,071                         $10,063                            $10,038
    5/97                            $10,172               $10,199                         $10,204                            $10,166
    6/97                            $10,269               $10,295                         $10,300                            $10,254
    7/97                            $10,518               $10,530                         $10,558                            $10,487
    8/97                            $10,421               $10,455                         $10,470                            $10,406
    9/97                            $10,550               $10,564                         $10,556                            $10,509
   10/97                            $10,565               $10,621                         $10,624                            $10,543
   11/97                            $10,611               $10,666                         $10,661                            $10,585
   12/97                            $10,772               $10,797                         $10,789                            $10,710
    1/98                            $10,850               $10,904                         $10,915                            $10,812
    2/98                            $10,856               $10,913                         $10,934                            $10,820
    3/98                            $10,830               $10,919                         $10,925                            $10,802
    4/98                            $10,762               $10,875                         $10,880                            $10,742
    5/98                            $10,925               $11,027                         $11,031                            $10,890
    6/98                            $10,952               $11,067                         $11,070                            $10,918
    7/98                            $10,977               $11,097                         $11,108                            $10,951
    8/98                            $11,152               $11,254                         $11,277                            $11,114
    9/98                            $11,328               $11,385                         $11,438                            $11,276
   10/98                            $11,333               $11,405                         $11,454                            $11,263
   11/98                            $11,369               $11,436                         $11,493                            $11,294
   12/98                            $11,376               $11,472                         $11,510                            $11,301
    1/99                            $11,532               $11,617                         $11,650                            $11,432
    2/99                            $11,461               $11,566                         $11,615                            $11,379
    3/99                            $11,475               $11,571                         $11,644                            $11,396
    4/99                            $11,467               $11,604                         $11,653                            $11,407
    5/99                            $11,404               $11,550                         $11,588                            $11,338
    6/99                            $11,242               $11,403                         $11,443                            $11,182
    7/99                            $11,323               $11,465                         $11,519                            $11,243
    8/99                            $11,292               $11,436                         $11,477                            $11,194
    9/99                            $11,342               $11,469                         $11,534                            $11,234
   10/99                            $11,269               $11,413                         $11,462                            $11,140
   11/99                            $11,365               $11,512                         $11,564                            $11,238
   12/99                            $11,306               $11,465                         $11,477                            $11,157
    1/00                            $11,313               $11,446                         $11,515                            $11,164
    2/00                            $11,413               $11,522                         $11,611                            $11,260
    3/00                            $11,595               $11,689                         $11,783                            $11,436
    4/00                            $11,547               $11,660                         $11,714                            $11,369
    5/00                            $11,534               $11,624                         $11,731                            $11,370
    6/00                            $11,787               $11,873                         $11,975                            $11,613
    7/00                            $11,914               $12,006                         $12,108                            $11,749
    8/00                            $12,089               $12,153                         $12,298                            $11,930
    9/00                            $12,063               $12,120                         $12,250                            $11,884
   10/00                            $12,155               $12,227                         $12,327                            $11,960
   11/00                            $12,211               $12,294                         $12,390                            $12,018
   12/00                            $12,457               $12,534                         $12,590                            $12,233
    1/01                            $12,599               $12,698                         $12,755                            $12,389
    2/01                            $12,618               $12,733                         $12,786                            $12,404
    3/01                            $12,676               $12,833                         $12,844                            $12,462
    4/01                            $12,468               $12,733                         $12,659                            $12,278

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 12/23/96. Select Shares were introduced on 4/21/97. Performance is based on the historical expenses of the predecessor Institutional Shares, which are lower than the expenses for Select Shares.

The Fund is currently being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized, returns would have been lower.

The graph illustrates comparative performance of $10,000 (Institutional Shares) and assumes reinvestment of all distributions.

Performance of the unmanaged average and Index does not include sales charge, but includes reinvestment of all distributions and an initial investment at the end of the month in which the Fund commenced operations. The Lehman 1-16 Year Muni Bond index replicates the intermediate-term, investment grade tax-exempt bond market. The Lehman 1-17 Year California Muni Bond Index, referred to as Lehman Brothers California Competitive Intermediate Bond Index 1-17 in the prospectus, replicates the California 1-17 year, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in California intermediate-term, investment grade municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND
           PORTFOLIO OF INVESTMENTS

As of April 30, 2001

 Principal
   Amount     Issuer                                                                   Value
-----------------------------------------------------------------------------------------------
          Long-Term Municipal Securities-- 94.1%
-----------------------------------------------------------------------------------------------
              California-- 80.0%
$7,500,000     Bay Area Government Association Bay Area Rapid
                Transit, Rev., Series 2001 A, (Bart SFO
                Extension-FTA Capital Grant), 4.88%,
                6/15/09(AMBAC)                                                     $  7,628,551
 2,000,000     California Department of Water Resources Center
                Valley Project Rev., Series 1992 J-3,
                (Water Systems), 7.00%, 12/1/12                                       2,380,820
 5,000,000     California Educational Facilities Auth. Rev.,
                (Pomona College), ^, 6.00%, 2/15/02                                   5,188,000
 1,100,000     California Educational Facilities Auth. Rev.,
                Series 1997 A, (University of Southern
                California), 5.60%, 10/1/06                                           1,184,568
 2,000,000     California GO, ^, 6.25%, 10/1/02(MBIA)                                 2,107,400
 1,000,000     California GO, 6.80%, 4/1/03                                           1,054,190
 3,000,000     California GO, 6.75%, 8/1/12                                           3,446,130
   710,000     California Housing Finance Agency Rev.,
                Series 1996 E, 5.30%, 8/1/20(MBIA)                                      710,085
 2,585,000     California Housing Finance Agency Rev.,
                Series 1997 I, 4.95%, 8/1/28(MBIA)                                    2,595,133
 1,000,000     California State GO, 6.50%, 2/1/08                                     1,109,600
 5,000,000     California State Public Works Board Energy
                Efficiency Rev., Series 1998 A, (California
                Community Colleges), 5.50%, 12/1/09                                   5,291,350
 2,360,000     California Statewide Communities
                Development Auth. COP, (Catholic Healthcare
                West), 6.00%, 7/1/09                                                  2,391,884
 1,000,000     Central Valley Financing Auth. Cogeneration
                Project Rev., (Carson ICE-GEN Project), ^,
                6.20%, 7/1/03                                                         1,076,840
 1,500,000     Contra Costa Transportation Auth. Sales Tax Rev.,
                Series 1993 A, 6.00%, 3/1/06(FGIC)                                    1,629,930
 2,505,000     Corona Community Facilities District Rev.,
                (Eagle Glen), 5.75%, 9/1/16                                           2,481,503
 2,500,000     Duarte Redevelopment Agency Single Family
                Mortgage Rev., Series 1992 A, (Mortgage Backed
                Securities Program), ^, 6.88%, 11/1/11(FNMA)                          2,999,275
 1,535,000     El Monte City School District Rev., Series 2000 A,
                6.25%, 5/1/20(FSA)                                                    1,740,153
 1,000,000     Foothill, Eastern Corridor Agency Toll Road Rev.,
                Series 1995 A, ^, 6.00%, 1/1/07                                       1,098,770
   600,000     La Quinta Redevelopment Agency Tax Allocation,
                (Redevelopment Project No. 1), 7.30%, 9/1/11
                (MBIA)                                                                  731,190
 3,085,000     Laguna Salada Union School District GO,
                Series 2000 C, 0.00%, 8/1/29(FGIC)                                      615,334
 1,000,000     Long Beach Harbor Rev., 6.00%, 5/15/06(MBIA)                           1,078,220
 5,110,000     Los Angeles COP, (Sonnenblick Del Rio West L.A.),
                6.13%, 11/1/15(AMBAC)                                                 5,680,736
 1,395,000     Los Angeles County Community Facilities District
                No. 3 Special Tax, Series 2000 A, (Improvement
                Area B), 5.63%, 9/1/13(AMBAC)                                         1,466,019
 1,000,000     Los Angeles County Community Facilities District
                No. 3 Special Tax, Series 2000 A, (Improvement
                Area B), 5.63%, 9/1/14(AMBAC)                                         1,047,090


                       See notes to financial statements.

                                         J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                     PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001

 Principal
   Amount     Issuer                                                                   Value
-----------------------------------------------------------------------------------------------
          Long-Term Municipal Securities -- Continued
-----------------------------------------------------------------------------------------------
              California -- Continued
$1,100,000     Los Angeles County Community Facilities District
                No. 3 Special Tax, Series 2000 A, (Improvement
                Area B), 5.63%, 9/1/16(AMBAC)                                      $  1,145,958
 7,435,000     Los Angeles County Metropolitan Transportation
                Auth. Sales Tax, Series 2001 B, (Proposition A),
                5.25%, 7/1/11(FSA)                                                    7,813,963
 1,000,000     Los Angeles County Public Works Financing Auth.
                Lease Rev., Series 1997 B, (Multiple Capital
                Facilities Project V), 6.00%, 12/1/07(AMBAC)                          1,107,290
 1,000,000     Los Angeles County Transportation Commission
                Sales Tax Rev., Series 1992 B, 5.88%, 7/1/02(FGIC)                    1,029,280
 1,000,000     Los Angeles Department of Water & Power
                Electric Plant Rev., 5.75%, 11/15/02                                  1,036,630
 2,170,000     Los Angeles Wastewater System Rev., Series 1998 C,
                4.00%, 6/1/15(MBIA)                                                   1,904,023
 6,550,000     Metropolitan Water District Southern California
                Waterworks Rev., Series 2001 A, 5.25%, 7/1/11                         6,856,802
 1,000,000     Modesto Irrigation District Financing Auth. Rev.,
                Series 1996 A, 5.45%, 10/1/07(MBIA)                                   1,071,230
 4,750,000     Northern California Transmission Rev.,
                Series 1990 A, (California Ore Transportation
                Project), 7.00%, 5/1/13(MBIA)                                         5,688,600
 1,000,000     Orange County Local Transportation Auth. Sales
                Tax Rev., Series 1998 A, 5.25%, 2/15/05(MBIA)                         1,048,430
 2,000,000     Orange County Public Financing Auth. Waste
                Management System Rev., 5.75%, 12/1/09
                AMBAC)                                                                2,158,920
 1,905,000     Perris Community Facilities District Special Tax,
                Series 90-2, ^, 8.75%, 10/1/21                                        2,697,994
 1,880,000     Pittsburg Redevelopment Agency Residential
                Mortgage Rev., ^, 9.60%, 6/1/16                                       2,752,395
 1,210,000     Richmond GO, Series 1999 A, (Limited Obligation
                Pension), 7.02%, 8/1/05(MBIA)                                         1,280,313
 5,186,971     Riverside County, 5.93%, 8/11/15                                       5,532,267
 1,250,000     Riverside County Transportation Commission Sales
                Tax Rev., Series 1996 A, 6.00%, 6/1/09 (FGIC)                         1,387,600
 1,200,000     Sacramento Regional County Sanitation District GO,
                5.00%, 8/1/04                                                         1,246,836
 1,000,000     San Bernardino Single Family Mortgage Rev.,
                Series 1990 A, ^, 7.50%, 5/1/23(FHA)                                  1,238,340
 1,200,000     San Diego County Regional Transportation
                Commission Rev., Series 1996 A, 6.00%, 4/1/06
                (AMBAC)                                                               1,305,624
 3,790,000     San Francisco Bay Area Transit Financing Auth. Rev.,
                (Bridge Toll Notes), 5.25%, 8/1/03(ACA)                               3,867,619
 1,000,000     San Francisco City & County Airports Commission
                Rev., Series 1998-15B, 5.50%, 5/1/06(FSA)                             1,066,980
 1,240,000     San Jose Redevelopment Agency Tax Allocation,
                (Merged Area Redevelopment Project), 6.00%,
                8/1/07                                                                1,367,001
 3,000,000     San Jose Redevelopment Agency Tax Allocation,
                (Merged Area Redevelopment Project),
                6.00%, 8/1/15(MBIA)                                                   3,331,500


                       See notes to financial statements.

           J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
           PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001

 Principal
   Amount     Issuer                                                                   Value
-----------------------------------------------------------------------------------------------
          Long-Term Municipal Securities -- Continued
-----------------------------------------------------------------------------------------------
              California -- Continued
$2,445,000     Santa Ana Financing Auth. Lease Rev., Series
                1994 A, (Police Administrative & Holding Facility),
                6.25%, 7/1/24(MBIA)                                                $  2,781,505
 2,605,000     South Bayside Waste Management Auth. Solid
                Waste System Rev., 6.13%, 3/1/17(AMBAC)                               2,847,968
 1,000,000     Stockton Community Facilities District Rev.,
                (No. 90-2 Brookside Estates), 5.20%, 8/1/02                           1,005,900
 1,000,000     Turlock Irrigation District Rev., Series 1996 A,
                6.00%, 1/1/07(MBIA)                                                   1,089,590
 3,000,000     Tustin Unified School District Rev., Series 1997-1,
                (Community Facilities), 6.10%, 9/1/02                                 3,030,870
                                                                                   --------------
                                                                                    125,424,199
             Michigan-- 1.3%
 2,000,000     Michigan State Hospital Finance Auth. Rev.,
                Series 1999 B, (Ascension Health Credit),
                5.30%, 11/15/33                                                       2,037,220

             Puerto Rico-- 7.8%
 1,500,000     Puerto Rico Commonwealth GO, ^, 6.45%, 7/1/04                          1,647,135
 3,000,000     Puerto Rico Commonwealth GO, (Public
                Improvements), 3.00%, 7/1/06(MBIA)                                    2,873,760
 1,400,000     Puerto Rico Commonwealth GO, (Public
                Improvements), 3.00%, 7/1/06(MBIA)                                    1,341,088
 3,000,000     Puerto Rico Electric Power Auth. Rev.,
                Series 1997 BB, 6.00%, 7/1/11(MBIA)                                   3,396,450
 3,000,000     Puerto Rico Public Finance Corp. Rev., Series
                1998 A, (Commonwealth Appropriations),
                5.13%, 6/1/24(AMBAC)                                                  3,006,240
                                                                                   --------------
                                                                                     12,264,673
             Texas-- 1.3%
 2,000,000     Dallas-Fort Worth International Airport Facility
                Improvement Corp. Rev., Series 2000 B,
                (American Airlines), 6.05%, 5/1/29                                    2,042,540

             Washington-- 3.7%
 5,500,000     Seattle Municipal Light & Power Rev.,
                5.50%, 3/1/14(FSA)                                                    5,725,885
            ----------------------------------------------------------------------------------------
             Total Long-Term Municipal Securities                                   147,494,517
             (Cost $145,657,657)
            ----------------------------------------------------------------------------------------

             U.S. Treasury Security-- 0.1%
            ------------------------------
  200,000    U.S. Treasury Bonds, @, 5.88%, 11/30/01                                    202,028
             (Cost $201,751)
----------------------------------------------------------------------------------------------------
             Total Long-Term Investments                                            147,696,545
             (Cost $145,859,408)
----------------------------------------------------------------------------------------------------
          Short-Term Investments-- 5.8%
----------------------------------------------------------------------------------------------------

             Municipal Securities-- 5.2%
            ----------------------------
             California-- 3.9%
 1,000,000     California Educational Facilities Auth. Rev.,
                FRDO, 4.60%, 5/1/01                                                   1,000,700

                       See notes to financial statements.

                                       J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                   PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001

 Principal
   Amount     Issuer                                                                      Value
------------------------------------------------------------------------------------------------------
           Short-Term Investments -- Continued
------------------------------------------------------------------------------------------------------
              California -- Continued
$5,042,886     California Educational Facilities Auth. Rev.,
                FRDO, 5.06%, 5/1/01                                                 $ 5,097,954
                                                                                    -------------
                                                                                      6,098,654

             Pennsylvania-- 1.3%
 2,000,000     Clinton County Industrial Development Auth.
                Rev., Series 1992 A, (International Paper Co.),
                FRDO, 4.73%, 1/15/02                                                  1,999,860
           -------------------------------------------------------------------------------------------
             Total Municipal Securities                                               8,098,514
             (Cost $8,080,969)
           -------------------------------------------------------------------------------------------
   Shares  Money Market Fund-- 0.6%
           ------------------------
   927,062   J.P. Morgan Institutional Tax Exempt Money
                Market Fund*                                                            927,062
               (Cost $927,062)
------------------------------------------------------------------------------------------------------
             Total Short-Term Investments                                             9,025,576
             (Cost $9,008,031)
------------------------------------------------------------------------------------------------------
             Total Investment Securities-- 100%                                    $156,722,121
             (Cost $154,867,439)
------------------------------------------------------------------------------------------------------

                                                    Original    Notional
Number of                             Expiration    Notional    Value at     Unrealized
Contracts   Description                  Date         Value      4/30/01    Appreciation
-----------------------------------------------------------------------------------------

           Short Futures Outstanding
           -------------------------
     51    10 Year Treasury Notes     June, 2001    $5,420,861  $5,292,844  $128,017

INDEX:

^       -- All or portion of the security is prerefunded or escrowed to maturity. The maturity shown is the date of the prerefunded call.
@       -- All or portion of the security is segregated for futures.
*       -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.
ACA     -- American Capital Access.
AMBAC   -- AMBAC Assurance Corp.
Auth.   -- Authority.
COP     -- Certificates of Participation.
FGIC    -- Financial Guaranty Insurance Co.
FHA     -- Federal Housing Authority.
FNMA    -- Federal National Mortgage Association
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at April 30, 2001.
FSA     -- Financial Security Assurance Inc.
GO      -- General Obligation.
MBIA    -- Municipal Bond Insurance Association.
Rev.    -- Revenue Bond.


                       See notes to financial statements.

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND
           STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001

-------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value .............................................     $156,722,121
     Other assets ................................................................            4,949
     Receivables:
       Interest ..................................................................        2,429,800
       Fund shares sold ..........................................................          167,282
       Variation margin ..........................................................              797
       Expense reimbursements ....................................................           11,919
-------------------------------------------------------------------------------------------------------
          Total Assets ...........................................................      159,336,868
-------------------------------------------------------------------------------------------------------

   LIABILITIES:
     Payables:
       Fund shares redeemed ......................................................          281,948
       Dividends .................................................................          377,370
     Accrued liabilities:
       Investment advisory fees ..................................................           40,832
       Administration services fees ..............................................            6,362
       Shareholder servicing fees ................................................           17,743
       Fund services fees ........................................................              100
       Administration fees .......................................................               46
       Other .....................................................................           68,146
-------------------------------------------------------------------------------------------------------
          Total Liabilities ......................................................          792,547
-------------------------------------------------------------------------------------------------------

   NET ASSETS:
     Paid in capital .............................................................      156,249,427
     Accumulated distributions in excess of net investment income ................          (58,825)
     Accumulated net realized gain on investment and futures transactions ........          371,020
     Net unrealized appreciation of investments and futures contracts ............        1,982,699
-------------------------------------------------------------------------------------------------------
          Total Net Assets .......................................................     $158,544,321
-------------------------------------------------------------------------------------------------------

   Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):
     Institutional Shares ........................................................       12,116,915
     Select Shares ...............................................................        3,136,194
   Net Asset Value, redemption and offering price per share:
     Institutional Shares ........................................................     $      10.36
     Select Shares ...............................................................     $      10.53
-------------------------------------------------------------------------------------------------------
   Cost of investments ...........................................................     $154,867,439
-------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND
           STATEMENT OF OPERATIONS For the year ended April 30, 2001

-------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest ....................................................................       $6,634,584
     Dividend income from affiliated investments* ................................          241,750
-------------------------------------------------------------------------------------------------------
          Total Investment Income ................................................        6,876,334
-------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees ....................................................          420,095
     Administration services fees ................................................           66,482
     Shareholder servicing fees - Institutional Shares ...........................          114,884
     Shareholder servicing fees - Select Shares ..................................           62,870
     Administration fees .........................................................              801
     Fund services fees ..........................................................            1,880
     Accounting fees .............................................................           27,156
     Custodian fees ..............................................................           25,508
     Printing fees ...............................................................            9,022
     Professional fees ...........................................................           39,849
     Registration expenses .......................................................           33,709
     Transfer agent fees .........................................................           59,183
     Trustees' fees ..............................................................            1,122
     Other .......................................................................           14,859
-------------------------------------------------------------------------------------------------------
          Total Expenses .........................................................          877,420
-------------------------------------------------------------------------------------------------------
     Less expense reimbursements .................................................          133,337
-------------------------------------------------------------------------------------------------------
          Net Expenses ...........................................................          744,083
-------------------------------------------------------------------------------------------------------
            Net Investment Income ................................................        6,132,251
-------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on:
       Investments ...............................................................        1,370,508
     Change in net unrealized appreciation/depreciation of:
       Investments ...............................................................        2,111,860
       Futures contracts .........................................................          128,017
-------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and futures transactions ....        3,610,385
-------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ..................................       $9,742,636
-------------------------------------------------------------------------------------------------------

* Including reimbursements of $12,256


                       See notes to financial statements.

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND
           STATEMENT OF CHANGES IN NET ASSETS For the year ended April 30, 2001

                                                                       2001           2000
----------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income .....................................  $  6,132,251    $ 3,319,769
     Net realized gain (loss) on investments and futures
     transactions ..............................................     1,370,508       (999,460)
     Change in net unrealized appreciation/depreciation
     of investments and futures contracts ......................     2,239,877     (1,729,459)
------------------------------------------------------------------------------------------------
        Increase in net assets from operations .................     9,742,636        590,850
------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .....................................    (6,172,310)    (3,338,535)
     Net realized gain on investment transactions ..............            --       (100,781)
------------------------------------------------------------------------------------------------
        Total distributions to shareholders ....................    (6,172,310)    (3,439,316)
------------------------------------------------------------------------------------------------
   Increase in net assets from capital share transactions ......    56,583,365     19,745,995
------------------------------------------------------------------------------------------------
        Total increase in net assets ...........................    60,153,691     16,897,529
   NET ASSETS:
     Beginning of period .......................................    98,390,630     81,493,101
------------------------------------------------------------------------------------------------
     End of period .............................................  $158,544,321    $98,390,630
------------------------------------------------------------------------------------------------




                       See notes to financial statements.

                                        J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                                    FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                           California Bond Fund
                                                     -------------------------------------------------------------
                                                                           Institutional Shares
                                                     -------------------------------------------------------------
                                                                   Year Ended April 30,                  12/23/96*
                                                     -----------------------------------------------      Through
                                                       2001         2000          1999         1998      04/30/97
                                                     --------      -------      -------      -------     ---------
Per share operating performance:
Net asset value, beginning of period .............   $  10.03      $ 10.40      $ 10.20      $  9.90      $ 10.00
                                                     --------      -------      -------      -------      -------
Income from investment operations:
  Net investment income ..........................       0.46         0.42         0.41         0.42         0.16
  Net gain or losses in investments
  (both realized and unrealized) .................       0.33        (0.36)        0.25         0.30        (0.10)
                                                     --------      -------      -------      -------      -------
    Total from investment operations .............       0.79         0.06         0.66         0.72         0.06
                                                     --------      -------      -------      -------      -------
Distributions to shareholders from:
  Dividends from net investment income ...........       0.46         0.42         0.41         0.42         0.16
  Dividends from capital gains ...................         --         0.01         0.05           --           --
                                                     --------      -------      -------      -------      -------
   Total dividends and distributions .............       0.46         0.43         0.46         0.42         0.16
                                                     --------      -------      -------      -------      -------
Net asset value, end of period ...................   $  10.36      $ 10.03      $ 10.40      $ 10.20      $  9.90
                                                     ========      =======      =======      =======      =======
Total return .....................................       7.97%        0.70%        6.55%        7.35%        0.56%
Ratios/supplemental data:
  Net assets, end of period (in thousands) .......   $125,508      $84,579      $64,102      $46,280      $14,793
Ratios to average net assets:#
  Expenses .......................................       0.50%        0.50%        0.49%        0.45%        0.45%
  Net investment income ..........................       4.40%        4.19%        3.92%        4.11%        4.43%
  Expenses without reimbursements ................       0.59%        0.70%        0.71%        0.79%        3.46%
  Net investment income without reimbursements ...       4.31%        3.99%        3.70%        3.77%        1.42%

Portfolio turnover rate ..........................         55%          87%          40%          44%          40%

                                                                           California Bond Fund
                                                     -------------------------------------------------------------
                                                                             Select Shares
                                                     -------------------------------------------------------------
                                                                    Year Ended April 30,                  4/21/97*
                                                     -----------------------------------------------      Through
                                                       2001          2000         1999         1998      04/30/97
                                                      -------      -------      -------       ------     ---------
Per share operating performance:
Net asset value, beginning of period .............    $ 10.20      $ 10.57      $ 10.35       $10.04      $ 10.00
                                                      -------      -------      -------       ------      -------
Income from investment operations:
  Net investment income ..........................       0.45         0.41         0.40         0.41         0.01
  Net gain or losses in investments
  (both realized and unrealized) .................       0.33        (0.36)        0.26         0.31         0.04
                                                      -------      -------      -------       ------      -------
    Total from investment operations .............       0.78         0.05         0.66         0.72         0.05
                                                      -------      -------      -------       ------      -------
Distributions to shareholders from:
  Dividends from net investment income ...........       0.45         0.41         0.40         0.41         0.01
  Dividends from capital gains ...................         --         0.01         0.04           --           --
                                                      -------      -------      -------       ------      -------
   Total dividends and distributions .............       0.45         0.42         0.44         0.41         0.01
                                                      -------      -------      -------       ------      -------
Net asset value, end of period ...................    $ 10.53      $ 10.20      $ 10.57       $10.35      $ 10.04
                                                      =======      =======      =======       ======      =======
Total return .....................................       7.77%        0.60%        6.43%        7.20%        0.51%
Ratios/supplemental data:
  Net assets, end of period (in thousands) .......    $33,036      $13,811      $17,391       $5,811      $   302
Ratios to average net assets:#
  Expenses .......................................       0.65%        0.65%        0.65%        0.65%        0.62%
  Net investment income ..........................       4.25%        3.99%        3.76%        3.94%        4.52%
  Expenses without reimbursements ................       0.78%        0.85%        0.87%        1.00%        1.17%
  Net investment income without reimbursements ...       4.12%        3.79%        3.54%        3.59%        3.97%

Portfolio turnover rate ..........................         55%          87%          40%          44%          40%
--------------------------------------------------------------------------------------------------------------------


           See notes to financial statements.

* Commencement of operations.
# Short periods have been annualized.

           ---------------------------------------------------------------------
           J.P. Morgan  CALIFORNIA BOND FUND
           NOTES TO FINANCIAL STATEMENTS
           APRIL 30, 2001


1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- J.P. Morgan California Bond Fund (the "Fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "Trust") which was organized on August 15, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, Institutional Shares and Select Shares. The investment objective of the Fund is to provide high after-tax total returns for California residents consistent with moderate risk of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Fund.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    A. SECURITY VALUATIONS -- Fixed Income Securities with a maturity of 60 days or more held by the Fund will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    B. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    C. INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or at the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Net investment income, excluding shareholder servicing fees, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of each day.

                                        J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                               NOTES TO FINANCIAL STATEMENTS (continued)

    D. ORGANIZATION EXPENSES -- The Fund incurred organization expenses in the amount of $39,030, which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

    E. FUTURES CONTRACTS -- The Fund may enter into futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Fund will recognize a gain or loss when the contract is closed or expires. At April 30, 2001, the Fund had open futures contracts as shown on the Fund's Portfolio of Investments.

    F. INCOME TAX STATUS-- It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    G. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are declared and paid at least annually.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. ADVISORY-- The Trust, on behalf of the Fund, has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Fund pays JPMIM at an annual rate of 0.30% of the Fund's average daily net assets.

    The Fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund,

        J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
        NOTES TO FINANCIAL STATEMENTS (continued)

             J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund investment in an affiliated money market fund.

             B. ADMINISTRATIVE SERVICES -- The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

             Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses (which excludes interest and dividend expenses, taxes and extraordinary items) of the Fund at no more than 0.50% of the average daily net assets of the Institutional Shares and 0.65% of the average daily net assets of the Select Shares.

             C. ADMINISTRATION -- The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services. Prior to April 10, 2001, FDI also served as Distributor for the Fund.

             D. DISTRIBUTION-- Pursuant to a Distribution Agreement, effective April 10, 2001, J.P. Morgan Fund Distributors, Inc., a wholly

                                       J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                              NOTES TO FINANCIAL STATEMENTS (continued)

             owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

             E. SHAREHOLDER SERVICING -- The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Institutional Shares and 0.25% of the average daily net assets of the Select Shares.

             Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

             F. FUND SERVICES-- The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI"), which assists the Trustees in exercising their overall supervisory responsibilities for the Fund's affairs. The Trustees of the Fund represent all the existing shareholders of PGI.

             G. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $400.

      3. FEDERAL INCOME TAXES

      As of April 30, 2001, accumulated net unrealized appreciation was $1,982,699, based on the aggregate cost of investments for federal income tax purposes of $154,867,439, which consisted of unrealized appreciation of $3,421,511 and unrealized depreciation of $1,438,812.

      J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS (continued)

      For federal income tax purposes, the Fund had no capital loss carryforward at April 30, 2001.

      During the year ended April 30, 2001, the Fund utilized capital loss carryforwards of $663,336.

      Income distributions and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, these permanent differences in the character of income and distributions between financials statements and tax basis are reclassified to paid-in-capital. During the year ended April 30, 2001, no reclassifications were made.

      4. INVESTMENT TRANSACTIONS
      During the year ended April 30, 2001, the Fund purchased $129,243,245 of investment securities and sold $74,128,476 of investment securities other than U.S. government securities and short-term investments.

      5. CAPITAL SHARE TRANSACTIONS
      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of the Fund were as follows:

                                              For the Year Ended                 For the Year Ended
                                                April 30, 2001                    April 30, 2000
                                          --------------------------      ----------------------------
                                            Shares          Amount          Shares           Amount
                                          ----------     -----------      ----------      ------------
Institutional Shares
   Shares of Beneficial Interest
    Sold ..............................    7,862,950     $81,434,220       6,269,906      $ 62,956,087
   Shares of Beneficial Interest
    Reinvested ........................      104,654       1,080,590         101,605         1,023,831
   Shares of Beneficial Interest
    Redeemed ..........................   (4,286,125)    (44,621,584)     (4,097,715)      (41,241,649)
                                          ----------     -----------      ----------      ------------
      Net Increase (Decrease) .........    3,681,479     $37,893,226       2,273,796      $ 22,738,269
                                          ==========     ===========      ==========      ============

Select Shares
   Shares of Beneficial Interest
    Sold ..............................    2,686,873     $28,315,857         856,515      $  8,764,424
   Shares of Beneficial Interest
    Reinvested ........................       39,834         420,039          38,364           393,793
   Shares of Beneficial Interest
    Redeemed ..........................     (944,944)    (10,045,757)     (1,186,083)      (12,150,491)
                                          ----------     -----------      ----------      ------------
      Net Increase (Decrease) .........    1,781,763     $18,690,139        (291,204)     $ (2,992,274)
                                          ==========     ===========      ==========      ============

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

                                        J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                               NOTES TO FINANCIAL STATEMENTS (continued)

6. BANK LOANS
The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

7. CONCENTRATIONS OF RISK
The Fund invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of California. The issuer's ability to meet its obligations may be affected by economic and political developments within the State of California. The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8. CORPORATE EVENT
The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Fund's Advisor.

9. SUBSEQUENT EVENTS
On March 27, 2001, the Board of Trustees of J.P. Morgan Series Trust approved an Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which J.P. Morgan California Bond Fund will acquire all of the assets of JPMorgan California Intermediate Tax Free Fund ("Acquired Fund") in exchange for shares of equal value of J.P. Morgan California Bond Fund and the assumption by J.P. Morgan California Bond Fund of all liabilities of the Acquired Fund (the "Reorganization"). The Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940
Act) of outstanding voting securities of the acquired Fund. A Special Meeting of Shareholders ("Meeting") of the acquired Fund will be held on July 3, 2001 to vote on the Reorganization Plan. If the Reorganization Plan is approved at the Meeting, the Reorganization is expected to become effective on or about September 1, 2001 or such other date agreed to by the parties to the Reorganization Plan.

       J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
       NOTES TO FINANCIAL STATEMENTS (continued)

In connection with the Reorganization, it is anticipated that the Trust will terminate its agreement with PGI.

The Trustees have also approved an increase in the Fund's administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to it and to reimburse expenses so that the Fund's actual total operating expenses will remain the same for a period of three years.

Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Fund's Sub-Administrator. FDI will no longer serve as the Fund's co-administrator. For its services and Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator.

                                      J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                     REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan California Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan California Bond Fund (one of the funds comprising the J.P. Morgan Series Trust, hereafter referred to as the "fund") at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, and for the period December 23, 1996 (commencement of operations) to April 30, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
June 12, 2001

        J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
        TAX LETTER (unaudited)

        Certain tax information regarding the J.P. Morgan California Bond Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended April 30, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received upon separate cover.

        FOR FISCAL YEAR ENDED APRIL 30, 2001:

          * The dividends paid from net investment income are 100.00% exempt from Federal income tax for the Fund.

          * For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 6.60% for the Fund.

             -------------------------------------------------------------------
             J.P. MORGAN CALIFORNIA BOND FUND
             ANNUAL REPORT



INVESTMENT ADVISER
J.P. Morgan Investment
Management, Inc.


ADMINISTRATOR, SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company
of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.








                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039





        -C-J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001


                                                                     AN-HMCB-601